UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

x	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported):

December 31, 2012

Santander UK plc1

(Exact name of securitizer as specified in its charter)

025-00440	0001087711
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Jared Zakrzewski, +44 20 7756 6718

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ÿ

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ÿ

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ÿ

1
Santander UK plc, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued in securitization programs sponsored by it and outstanding during the fourth quarterly reporting period in the residential mortgage asset class, and issued and offered by the issuing entities Fosse Master Issuer PLC and Holmes Master Issuer PLC in either offerings registered under the U.S. Securities Act of 1933, as amended (the Securities Act) or in reliance on Rule 144A under the Securities Act.  The information included in this Form does not include Santander UK plc's securitization programs under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

There is no activity to report for the fourth quarterly period with respect to asset-backed securities issued by Fosse Master Issuer PLC.  Please refer to Form ABS-15G filed by Santander UK plc, as securitizer, on February 13, 2012, as amended by Form ABS-15G/A filed on May 10, 2012, with respect to the initial reporting period January 1, 2009 to December 31, 2011 for Fosse Master Issuer PLC.

The following table sets forth activity for the fourth quarterly period with respect to asset-backed securities issued by Holmes Master Issuer PLC.

Rule 15Ga-1 Periodic Filing for Holmes Master Issuer PLC under its Residential Mortgage Backed Note Programme

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator 1			Assets That Were Subject of Demand 2			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($) 3	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Residential Mortgage Loans4
Issuing Entity: Holmes Master Issuer PLC
(1) Series 2007-1 Issuance (issued on 28 March 2007, stated as at 31 December 2006 cut-off date) 5	6	Santander UK plc	605,234	108,780,034,277.33	100.00%
(2) Series 2010-1 Issuance (issued on 12 November 2010, stated as at 8 October 2010 cut-off date)		Santander UK plc	135,820	22,413,583,709.02	100.00%
(3) Series 2011-1 Issuance (issued on 9 February 2011, stated as at 8 December 2010 cut-off date)		Santander UK plc	131,722	21,336,403,177.89	100.00%
(4) Series 2011-2 Issuance (issued on 25 March 2011, stated as at 8 December 2010 cut-off date)		Santander UK plc	131,722	21,336,403,177.89	100.00%
(5) Series 2011-3 Issuance (issued on 21 September 2011, stated as at 8 August 2011 cut-off date)		Santander UK plc	113,966	18,529,805,933.92	100.00%
(6) Series 2012-1 Issuance (issued on 25 January 2012, stated as at 30 November 2011 cut-off date)		Santander UK plc	141,296	23,413,735,416.42	100.00%
(7) Series 2012-2 Issuance (issued on 19 April 2012, stated as at 29 February 2012 cut-off date)		Santander UK plc	147,224	24,428,499,421.11	100.00%
(8) Series 2012-3 Issuance (issued on 8 June 2012, stated as at 30 April 2012 cut-off date)		Santander UK plc	144,445	24,312,768,341.61	100.00%
(9) Series 2012-4 Issuance (issued on 28 August 2012, stated as at 30 June 2012 cut-off date)		Santander UK plc	139,865	22,628,010,627.50	100.00%
(10) Total (as at 31 December 2012)		Santander UK plc	135,071	22,490,970,033.94	100.00%	256	49,589,374.99	0.22%	256	49,589,374.99	0.22%	0	0	0%	0	0	0%	0	0	0%	0	0	0%

_______________________
1 The total assets for columns (d), (e) and (f) are reported by reference to each issuance by the issuing entity, Holmes Master Issuer PLC, as this is not a stand-alone securitisation (but a master trust). Accordingly, information as to assets that were the subject of demand and repurchased is shown in row (10) in respect of the issuing entity. For each row, per issuance, the total assets and outstanding principal balances of assets in the pool are reported. Row (10) for columns (d), (e) and (f) also shows the number of total assets in the entire asset pool backing the issuances by Holmes Master Issuer PLC as at 31 December 2012 for the purpose of calculating the percentages of the repurchases for the fourth quarterly reporting period.

2 The assets that were subject to repurchase in the fourth quarterly reporting period as a result of breaches of representations and warranties in relation to asset-backed securities issued by Holmes Master Issuer PLC are shown in row (10) for columns (g) to (x). As required under Rule 15Ga-1, the number of assets disclosed in columns (g) to (x) is reported for the quarterly reporting period ended 31 December 2012, and the outstanding principal balances of those assets are disclosed as at 31 December 2012. Row (10), for columns (d), (e) and (f) also shows the number and outstanding principal balance of total assets in the entire asset pool backing the issuances by Holmes Master Issuer PLC as at 31 December 2012 for the purpose of calculating the percentages of the repurchases for the quarterly reporting period.

3 The total principal balance is originally stated in pounds sterling (GBP) under this structure, being the underlying currency of the assets. For this filing, the original sterling amount has been converted to US Dollars using historic exchange rates for GBP to USD conversions as provided by Bloomberg for the relevant reference date. For the amounts provided for issuances of asset-backed securities by Holmes Master Issuer PLC, the relevant reference date for the exchange rate is the portfolio cut-off date stated in column (a). For the outstanding principal balance of total assets in the entire pool in row (10), the relevant reference date for the exchange rate is the quarterly period end date stated in column (a). If the relevant reference date did not fall on a London business day, the exchange rate provided by Bloomberg for the next following London business day is used; unless such London business day fell in another calendar month, in which case the exchange rate provided by Bloomberg for the immediately preceding London business day is used.

4 These are residential mortgage loans secured over properties located in England, Wales and Scotland.

5 The numbers of loan accounts and total balances stated for columns (d) and (e) for all issuances by Holmes Master Issuer PLC are stated as at a portfolio cut-off date for each such issuance. The portfolio cut-off date is the relevant reference date for the statistical information on the portfolio included in the offering document for each issuance.

6 The Series 2007-1 asset-backed securities issued by Holmes Master Issuer PLC (Commission File Number 333-139944-01; CIK# 0001394660) have been deregistered. These securities were also redeemed in full on 15 October 2012, but are included in this form for the purpose of the fourth quarterly filing.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander UK plc
(Securitizer)

By:  /s/ Jared Zakrzewski
Name:  Jared Zakrzewski
Title:    Duly Authorized Attorney

Date:  February 12th, 2013